Interest-bearing loans and borrowings		12 Months Ended
	Aug. 15, 2023	Dec. 31, 2024	Dec. 31, 2022
Financial Instruments [Abstract]
Interest-bearing loans and borrowings	$0.8092	Interest-bearing loans and borrowings

		At December 31,
	Note	2022	2023	2024
		(in thousands)
Current
Convertible debt	15.1	—	52,278	—
Convertible debt embedded derivative	15.1	—	3	—
Unsecured related party loan	15.2	—	8,922	—
Interest-bearing receivables financing	15.3	7,723	9,544	3,742
Total current portion		$7,723	$70,747	$3,742
Non-current
Convertible debt	15.1	$43,455	$—	$—
Convertible debt embedded derivative	15.1	3,203	—	—
Total non-current portion		$46,658	$—	$—
As of December 31, 2024, the Company had no drawn or undrawn committed borrowing or overdraft facilities in place.
Unsecured related party loan
On November 8, 2023, in connection with contemplated acquisition of the Company by Renesas Electronics Corporation ("Renesas") that was in process at the time (subsequently terminated in February 2024), the Company entered into a Security Purchase Agreement with Renesas Electronics America ("Renesas America") whereby Renesas America agreed to the issuance of an unsecured subordinated note (the “Note”) in an aggregate principal amount of $6.0 million, at a stated rate of interest of 9.5% per annum. The principal amount and any accrued interest on the Note was due on the earliest to occur of (i) the written demand by the holder of the Note for repayment after the successful consummation of the offer by Renesas Electronics Europe GmbH, incorporated as a limited liability company under the laws of Germany and a direct wholly owned subsidiary of Renesas, to acquire all of the Company’s outstanding ordinary shares, nominal value €0.01 per share (“Ordinary Shares”), including Ordinary Shares represented by American Depositary Shares (“ADSs”) and Ordinary Shares issuable upon the exercise or conversion or exchange of any outstanding options, warrants, convertible securities, restricted share awards or rights to purchase, subscribe for, or be allocated Ordinary Shares of the Company, for $0.7575 per Ordinary Share and $3.03 per ADS (the “Tender Offer”), (ii) 90 days after the termination of the Tender Offer (other than by reason of successful completion thereof), (iii) 90 days after the termination of the Memorandum of Understanding (the "MoU), dated as of August 4, 2023, by and between Renesas and the Company, and (iv) the date a Company Termination Fee (as defined in the MoU) was payable under the MoU.
On December 27, 2023, the Company entered into a second Security Purchase Agreement with Renesas America whereby Renesas America agreed to the issuance of a Note in an aggregate principal amount of $3.0 million, at a stated rate of interest of 9.5% per annum.
On February 12, 2024, the Company entered into a third Security Purchase Agreement with Renesas America whereby Renesas America agreed to the issuance of a Note in an aggregate principal amount of $9.0 million, at a stated rate of interest of 9.5% per annum.
On February 22, 2024, Renesas notified the Company that Renesas was terminating the MoU due its receipt of an adverse Japanese tax ruling on February 15, 2024 from the National Tax Agency of Japan.
On April 22, 2024, the Company issued an Unsecured Promissory Note with a principal amount of $5,000,000 to 272 Capital Master Fund, Ltd. The transaction closed on April 24, 2024. The Note bore paid-in kind interest at a rate of 12.0% per annum, compounded annually, with a guaranteed return of 40.0%. The Note was to mature on the earlier of April 22, 2025, or one day prior to the earliest extended maturity date of the Company’s existing convertible debt held by Lynrock Lake and Nokomis and subordinated notes held by Renesas.
In April, 2024, the Company secured a standstill agreements from Renesas. The agreement granted an initial standstill period until April 26, 2024 which was then extended until September 30, 2024. The change in the liability before and after the extension was recorded for a gain of $294,000 in the Consolidated Statement of Operations in "Debt amendments".
Interest expense related to the Notes recorded during the year ended December 31, 2024 amounted to $ 3,791,000 ($127,000 in the year ended December 31, 2023).
In October 2024, the Company repaid the loans with accrued paid-in-kind interest. $19,266,000 was repaid to Renesas ($18,000,000 in principal and $1,266,000 as accrued interest) and $7,000,000 ($5,000,000 in principal and $2,000,000 as accrued interest) to 272 Capital master Fund, Ltd. No repayments of principal occurred during the year ended December 31, 2023.
Interest-bearing financing of receivables
In June 2014, the Company entered into a factoring agreement with a French financial institution whereby a line of credit was made available equal to 90% of the face value of accounts receivable from product sales to qualifying customers, up to the amount covered by the Company's credit insurance per customer. In July 2017, the Company signed an amendment to the initial agreement to include limited financing of accounts receivable from service sales of $800,000. The Company transfers to the finance company all invoices issued to qualifying customers, and the customers are instructed to settle the invoices directly with the finance company. The Company pays a commission on the face value of the accounts receivable submitted and interest at SOFR 3 months USD +2%. In the event that the customer does not pay the invoice within 60 days of the due date, the receivable is excluded from the line of credit, and recovery becomes the Company’s responsibility. At December 31, 2024, $3,079,000 ($2,531,000 at December 31, 2023 and $4,732,000 at December 31, 2022) had been drawn on the line of credit and recorded as a current borrowing. On November 27, 2024, the Company informed the French financial institution that it terminated the factoring agreement which was up for renewal on March 2, 2025.
In March 2022, the Company entered into an agreement to finance the 2022 French research tax credit receivable as it was earned over the year. At December 31, 2022, the amount financed was $2,991,000, recorded as current liabilities and did not include retention of $1,249,000, which $360,000 was received in 2023, $780,000 in January 2024 and $109,000 is expected to be received in 2028. After the payment of the retention amount, the interest-bearing financing debt was netted with the research tax credit receivable. The effective interest rate of 5.33% includes expenses related to the financing.
In April 2023, the Company entered into a new agreement to finance the 2023 French research tax credit as it was earned over the year. At December 31, 2023, the amount financed was $3,369,000, recorded as current liabilities and did not include retention of $1,531,000, which $1,409,000 was received in 2024 and $122,000 is expected to be received in 2029. The effective interest rate of 1.46% includes expenses related to the financing.
In February 2024, the Company entered into a new agreement to finance the 2024 research tax credit as it was earned over the year. At December 31, 2024, the amount financed was $663,000, recorded as current liabilities. In January 2025, the company decided to terminate the agreement to finance the 2024 research tax credit and the amount financed was reimbursed in February 2025. The effective interest rate of 19.80% includes expenses related to the financing.
Convertible debt
On August 16, 2019, the Company entered into a convertible note agreement with Nokomis Capital, L.L.C. in the principal amount of $5.0 million. The convertible note matured in August 2022 and was convertible, at the holder’s option, into the Company’s shares at a conversion rate of $1.03 per ordinary share.
Effective March 20, 2020, the convertible note was amended to grant the Company two options to extend the term of the note. Each option would give the Company the right to extend the term of such note by one year and consequently reset the conversion price to a 20% premium above the 20-day volume weighted average price (VWAP) if it was lower than the existing conversion price. On the first option exercise, the PIK would be adjusted to 9.5%, and the holder would be granted warrants for 15% of the value of the note with a three year term, at an exercise price of 20% premium above 20-day VWAP. On the second option exercise, the PIK would be adjusted to 13.5%, and the holder would be granted an additional warrant for 20% of the value of the note with a three year term, at an exercise price of 20% premium above 20-day VWAP. In consideration for entering into the amendments, the warrants that Nokomis owns previously and that were scheduled to expire April 2021 were extended to April 2024 upon the signing of the note amendment and expired in April 2024.
The 2019 note was an unsecured obligation of the Company. The note was to mature on August 16, 2022, except if the Company exercised its options to extend the term of the notes as provided in the March 20, 2020 amendment. The note was not redeemable prior to maturity. The accreted principal amounts of the note was convertible at any time or times on or after the issuance dates until maturity, in whole or in part, subject to certain adjustments for significant corporate events, including certain dilutive issuances, dividends, stock splits and other similar events. Interest accrued on the unconverted portion of the note at the rate of 7% per year (until the above options were exercised), and was paid in kind annually on the anniversary of the issuance of the note. The note also provided for customary events of default which, if any of them occurs, would permit or require the principal of and accrued interest on the note to become or to be declared due and payable.
In the event of a recapitalization, reorganization, reclassification, consolidation, merger, sale of all or substantially all of the Company’s assets or other transaction, which in each case would result in the Company’s shareholders receiving stock, securities or assets with respect to or in exchange for their ADSs or ordinary shares, the holders would elect, at their option, either (a) to require the Company to repurchase for cash the entire accreted principal amount of the note or (b) to convert the note in their entirety.
The note contained customary ongoing covenants of the Company. In addition, the note provided that the Company would not grant a consensual security interest or pledge its personal property assets to a third-party lender (with certain limited exceptions) during the time that the notes were outstanding.
On April 9, 2021, the Company entered into a convertible note agreement with Lynrock Lake Master Fund LP in the principal amount of $40.0 million (the "Lynrock Lake Note"). The Lynrock Lake Note matured in April 2024 and was convertible, at the holder’s option, into the Company’s shares at a conversion rate of $1.915 per ordinary share (representing $7.66 per ADS), subject to a 9.9% ownership limit for Lynrock Lake. The Lynrock Lake Note earned interest annually at an interest rate of 5.0625% for cash payments or 6% for payment in kind accruals. The Company retained an option to call the Lynrock Lake Note under certain circumstances after 12 months, either in full or in part. If a change of control occurred at any time prior to the payment of the note in full, Lynrock Lake Master Fund LP would have the right, in its sole discretion, to require the Company to convert or redeem all of the outstanding principal amount (including accrued interest and unpaid interest). In the event that the note was not converted and the Company did not repay the amount due on the maturity date, the interest rate automatically increased to 8% beginning April 10, 2024.
The Lynrock Lake Note was accounted for as compound financial instruments with two components:
•A liability component reflecting the Company’s contractual obligation to pay interest and redeem the bonds in cash; and
•An embedded derivative, which reflects the value of the conversion option.
The initial fair value of the notes was split between these two components.
The fair value of the liability component on the issuance date represented the fair value of a similar liability that does not have an associated equity conversion feature, calculated as the net present value of contractually determined future cash flows, discounted at the rate of interest applied by the market at the time of issue to instruments of comparable credit status and providing substantially the same cash flows, on the same terms, but without the conversion option. The Company used 20.89% as the market rate of interest in order to value the liability components of the note on issuance. The embedded derivative of the Lynrock Lake Note was valued using the Geometric Brownian Motion framework relying on Monte-Carlo simulations. On April 9, 2021, the initial fair value of the embedded derivative of the notes was calculated to be $12,713,000 The change in fair value was remeasured and recorded as financial income or loss at each Statement of Financial Position date.
On August 15, 2022, the Nokomis Note issued in August 2019 arrived at maturity and the Company elected to exercise the first option of the amendment signed on March 20, 2020, to extend the maturity to August 16, 2023 in exchange for the issuance of 594,680 warrants (148,670 ADSs) to Nokomis at an exercise price of $1.03 per warrant ($4.12 per ADS). The expiration date of these warrants was August 15, 2025. In accordance with Article II of the amendment, the interest rate on the note increased to 9.5% per annum effective August 15, 2022. Conversion price of the debt was unchanged. This resulted in the extinguishment of the existing note and issuance of a new note for accounting purposes. The amended debt was accounted for as compound financial instruments with two components:
•A liability component reflecting the Company’s contractual obligation to pay interest and redeem the notes in cash; and
•An embedded derivative, which reflects the value of the conversion option.
The value of the liability component at the extension date was $6,125,000. The fair value of the new liability component represented the fair value of a similar liability that does not have an associated equity conversion feature, calculated as the net present value of contractually determined future cash flows, discounted at the rate of interest applied by the market at the time of issue to instruments of comparable credit status and providing substantially the same cash flows, on the same terms, but without the conversion option. The Company used 23.2% as the market rate of interest in order to value the liability components for an amount of $5,454,000. The change in the liability component before and after the extension and the fair value of the warrants granted was recorded for a gain of $476,000 in the Consolidated Statement of Operations in “Debt amendments". The fair value of the embedded derivative of the note was calculated at the extinguishment date and the change in fair value of $343,000 was recorded as financial expenses in the Consolidated Statement of Operations.
On August 15, 2023, the Nokomis Note issued in August 2019 arrived at its extended maturity and the Company elected to exercise the second option of the amendment signed on March 20, 2020, to extend the maturity to August 16, 2024 in exchange for the issuance of 1,244,820 warrants (311,205 ADSs) to Nokomis at an exercise price of $0.8092 per warrant ($3.2328 per ADS) and to extend the term of the warrant issued in August 2022 by one year. The expiration date of both issues of warrants is August 15, 2026. In accordance with Article II of the amendment, the interest rate on the note increased to 13.5% per annum effective August 15, 2023. Conversion price of the debt was unchanged. This resulted in the extinguishment of the existing note and issuance of a new note for accounting purposes. The amended debt was accounted for as compound financial instruments with two components:
•A liability component reflecting the Company’s contractual obligation to pay interest and redeem the notes in cash; and
•An embedded derivative, which reflects the value of the conversion option.
The value of the liability component at the extension date was $6,707,000. The fair value of the new liability component represented the fair value of a similar liability that does not have an associated equity conversion feature, calculated as the net present value of contractually determined future cash flows, discounted at the rate of interest applied by the market at the time of issue to instruments of comparable credit status and providing substantially the same cash flows, on the same terms, but without the conversion option. The Company used 21.9% as the market rate of interest in order to value the liability components for an amount of $6,378,000. The change in the liability component before and after the extension and the fair value of the warrants granted was recorded for a gain of $247,000 in the Consolidated Statement of Operations in Debt amendments. The fair value of the embedded derivative of the note was calculated at the extinguishment date and the change in fair value of $421,000 was recorded as financial expenses in the Consolidated Statement of Operations.
At December 31, 2023, the recalculated fair value of the remaining Nokomis Note and the Lynrock Lake Note embedded derivatives was a total of $3,000 ($3,203,000 at December 31, 2022) and the change of the fair value of $3,200,000 for the year ended December 31, 2023 ($6,878,000 for the years ended December 31, 2022) was recorded in the Consolidated Statement of Operations.
On April 9, 2024, the Company secured standstill agreements from both convertible debt holders with respect to the convertible debt maturing in April 2024. The agreements granted an initial standstill period until April 26, 2024 that was extended until September 30, 2024.
This resulted in the extinguishment of the existing notes and issuance of a new notes for accounting purposes. The amended debts were accounted for as compound financial instruments with two components:
•A liability component reflecting the Company’s contractual obligation to pay interest and redeem the notes in cash; and
•An embedded derivative, which reflects the value of the conversion option.
The value of the liability components at the extension date was $54,935,000 (Nokomis Note: $7,294,000 ; Lynrock Note:$47,641,000). The fair value of the new liability components represented the fair value of a similar liability that does not have an associated equity conversion feature, calculated as the net present value of contractually determined future cash flows, discounted at the rate of interest applied by the market at the time of issue to instruments of comparable credit status and providing substantially the same cash flows, on the same terms, but without the conversion option. The Company used market rate of interest in order to value the liability components for an amount of $41,315,000 (Nokomis Note: $5,618,000 at market rate of 78.3% ; Lynrock Note: $35,697,000 at market rate of 80.8%) The change in the liability component before and after the extension was recorded for a gain of $13,260,000 (Nokomis Note: $1,676,000 ; Lynrock Note: $11,944,000) in the Consolidated Statement of Operations in “Debt amendments. The fair value of the embedded derivative of the note was calculated at the extinguishment date and the change in fair value of $3,000 was recorded as financial income in the Consolidated Statement of Operations.
On October 1, 2024, the Company repaid the Lynrock note and accrued interest for an amount of $49,473,000. On October 8, 2024, the Company repaid the Nokomis note and accrued interest for an amount of $7,739,000.